Note 5 - Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
(
5
) EQUITY TRANSACTIONS:

The Company expensed
$5,320
and
$19,380
in employee and board member stock compensation for the
three
and
nine
months ended
September
30,
2020.
The Company expensed
$97,250
and
$159,380
in employee and board member stock compensation for the
three
and
nine
months ended
September
30,
2019.
These shares were valued using quoted market values. The Company accrues stock compensation expense over the period earned for employees and board members. This expense is then trued up at the time the shares are issued based on the trading price at the time of issuance. Stock compensation expense for board members is included in “Board of Directors fees and costs” on our statement of operations, and stock compensation expense for officers and employees that are not
board members is included in “Personnel” on our statement of operations.

On
May 31, 2019,
the Company completed a private placement of its securities to a group of accredited investors that included several directors of the Company and members of management. Investors in the private placement purchased a total of
29,770,000
units at a price per unit of
$0.25,
each unit consisting of
one
share of common stock and
one
warrant to purchase a share of common stock, resulting in gross proceeds to the Company of
$7,442,500,
before deducting placement agent fees and offering expenses of
$452,900
resulting in net cash proceeds of
$6,989,600.
The warrants are exercisable immediately upon issuance at an exercise price of
$0.30
per share and expire on the
66
th
 month anniversary of the issuance date.  The Company paid a cash fee to its placement agent of
$452,900
and issued warrants to the placement agent and its designees to purchase an aggregate of
1,359,000
shares of common stock with the same terms as the warrants issued to the investors.  The Company filed a registration statement with the Securities and Exchange Commission to register the resale of the outstanding common stock and the shares of common stock underlying the warrants and the warrants issued to the placement agent, which was declared effective on
July 12, 2019.
In addition, the Company's directors and officers entered into Lock-Up Agreements at the closing under which they have agreed not
to sell any of their securities of the Company until the earliest of (i)
270
days after the effective date of the Registration Statement, (ii)
365
days after the closing, and (iii)
120
days after the listing of Company's common stock on a national securities exchange.

Pursuant to terms of the Placement Agency Agreement between the Company and ThinkEquity, a division of Fordham Financial Management, Inc. (“ThinkEquity”), entered into in connection with Company's
May 2019
private placement (the
“May
Placement”), the Company paid ThinkEquity (i) a cash fee in the amount of
$29,637,
representing
8%
of the gross proceeds in the Private Placement received from investors that were first
introduced to the Company by ThinkEquity in connection with the
May
Placement, and (ii) a warrant to purchase
222,282
shares of Common Stock, representing
6%
of the shares of Common Stock purchased by such investors in the Private Placement, at an exercise price of
$0.11
per share (
110%
of the price per share paid by investors in the Private Placement).

On
April 24, 2020,
the Company completed a private placement of common stock to a group of accredited investors that included several directors of the Company and members of management. Investors in the private placement purchased a total of
20
million shares of common stock at a price of
$0.10
per share, resulting in gross proceeds to the Company of
$2,000,000.

On
August 27, 2020,
the Company completed a private placement of its securities to a group of accredited investors that included several directors of the Company and members of management. Investors in the private placement purchased a total of
28,311,140
units at a price of
$0.10
per unit, resulting in gross proceeds to the Company of
$2,831,114.
Each unit consisted of
one
share of common stock and a
seven
-year warrant to purchase
one
share of common stock at an exercise price of
$0.15
per share.

As of
September
30,
2020,
the Company had warrants outstanding to purchase
91,854,716
shares of common stock at exercise prices of
$0.11
-
$1.00
per share that expire at various dates through
2027.
 In addition, there are
seven
-year warrants outstanding at
September
30,
2020
to purchase
480,000
Units sold in our
May 2016
private placement at an exercise price of
$0.25
per Unit,
164,074
Units sold in our
February 2017
private placement at an exercise price of
$0.35
per Unit, and
600
Units sold in our
October 2017
private placement at an exercise price of
$100
per Unit.

(
8
) EQUITY TRANSACTIONS:

The Company expensed
$168,120
and
$83,420
in employee and board member stock compensation in
2019
and
2018,
respectively. These shares were valued using quoted market values. The Company accrues stock compensation expense over the period earned for employees and board members. Stock compensation expense for board members is included in “Board of Directors fees and costs” on our statement of operations, and stock compensation expense for officers and employees that are not
board members is included in “Personnel” on our statement of operations. In
2019,
the Company issued
450,000
shares of Common Stock to employees as a bonus with a value of
$87,750,
and issued
241,666
shares as a bonus to advisory board members with a value of
$109,908.
In addition, the Company issued
344,000
shares of Common Stock in
2019
to board members and officers with a value of
$158,670
at the time of issuance, with respect to which compensation expense had been accrued with respect to
172,000
of such shares in
2018
and
172,000
of such shares in
2017.
In
2018,
the Company did
not
issue shares of Common Stock for compensation.

In
April 2014,
we entered into a
one
-year agreement with Scarsdale Equities, LLC (“Scarsdale”), which was subsequently extended, to act as our financial advisor and exclusive placement agent. Under the agreement, Scarsdale is entitled to a fee with respect to each private placement of debt or equity securities of the Company in an amount equal to
6%
of the proceeds of such financing raised by Scarsdale, and a seven
-year warrant to purchase
6%
of the securities issued as a part of such financing raised by Scarsdale, with an exercise price equal to
100%
of the offering price of the securities sold during the term of the agreement. The foregoing compensation terms were modified for private placements effected in
2017,
resulting in the compensation described in more detail below. The agreement also provides for payment of the above fees for any financing within one
year of the expiration of the term, with investors identified by Scarsdale during the term. N. Scott Fine, the Company's Chief Executive Officer and Chairman of the Board, was a principal of Scarsdale at the time we initially retained Scarsdale as our financial adviser, and his son, Joshua M. Fine, was employed by Scarsdale at the time of its initial engagement by us and active on our account until his appointment as our Chief Financial Officer in
June 2019.

In
April 2018,
the Company completed a private placement of
20,100
“Units”, at a price of
$100
per Unit, resulting in gross proceeds to the Company of
$2,010,000.
Each Unit consisted of
one
share of Series B Convertible Preferred Stock (“Series B Preferred Stock”) convertible into
400
shares of Common Stock, and
seven
-year warrants to purchase
400
shares of Common Stock at an exercise price of
$0.25
per share. Prior to
March 31, 2018,
the Company received
$74,983
in advance from these investors. Scarsdale acted as financial advisor to the Company in connection with the private placement and was paid a cash fee of
$50,000.

On
May 23, 2018,
at a special meeting of stockholders, the Company's stockholders approved amendments to the Company's Articles of Incorporation increasing the number of authorized shares of Common Stock from
100,000,000
shares to
500,000,000
shares, and deleting references to the Series A Preferred Stock, which was no
longer outstanding. Following the meeting, the Company filed Articles of Amendment to its Article of Incorporation which resulted in the automatic conversion of each outstanding share of Series B Preferred Stock into
400
shares of Common Stock, increasing the number of outstanding shares of Common Stock by
14,240,000.

In
December 2018,
the Company completed a private placement of
3,519,963
common stock “Units” at a price of
$0.65
per Unit, resulting in gross proceeds to the Company of
$2,342,034,
of which
$130,063
was received in
January 2019
and is reflected in the accompanying balance sheet as a stock subscription receivable. Each Unit consisted of one
share of common stock and a
seven
-year warrant to purchase
one
share of common stock at an exercise price of
$0.65
per share.

On
May 31, 2019,
the Company completed a private placement of its securities to a group of accredited investors that included several directors of the Company and members of management. Investors in the private placement purchased a total of
29,770,000
units at a price per unit of
$0.25,
each unit consisting of
one
share of common stock and
one
warrant to purchase a share of common stock, resulting in gross proceeds to the Company of
$7,442,500,
before deducting placement agent fees and offering expenses of
$452,900
resulting in cash proceeds of
$6,989,600.
The warrants are exercisable immediately upon issuance at an exercise price of
$0.30
per share and expire on the
66
th
 month anniversary of the issuance date.  The Company paid a cash fee to its placement agent of
$452,900
and issued warrants to the placement agent and its designees to purchase an aggregate of
1,359,000
shares of common stock with the same terms as the warrants issued to the investors.  The Company filed a registration statement with the Securities and Exchange Commission to register the resale of the outstanding common stock and the shares of common stock underlying the warrants and the warrants issued to the placement agent, which was declared effective on
July 12, 2019.
In addition, the Company's directors and officers entered into Lock-Up Agreements at the closing under which they have agreed not
to sell any of their securities of the Company until the earliest of (i)
270
days after the effective date of the Registration Statement, (ii)
365
days after the closing, and (iii)
120
days after the listing of Company's common stock on a national securities exchange.

The following table presents the number of Common Stock warrants outstanding:

Warrants outstanding, December 31, 2017	20,632,331
Issued	11,559,963
Exercised	-
Expired	-
Warrants outstanding, December 31, 2018	32,192,294
Issued	31,129,000
Exercised	-
Expired	-
Warrants outstanding, December 31, 2019	63,321,294

The following table presents the number of Common Stock warrants outstanding, their exercise price, and expiration dates at
December 31, 2019:

Warrants Issued	Exercise Price	Expiration Date

240,000	$0.25	April 2021
103,500	$1.00	July 2021
156,000	$0.50	July 2022
78,000	$0.50	August 2022
8,100,000	$0.25	June 2023
5,754,831	$0.35	February 2024
6,200,000	$0.25	October 2024
31,129,000	$0.30	November 2024
8,040,000	$0.25	April 2025
3,519,963	$0.65	December 2025
63,321,294

In addition, there are
seven
-year warrants outstanding at
December 31, 2019
to purchase
480,000
Units sold in our
May 2016
private placement at an exercise price of
$0.25
per Unit,
164,074
Units sold in our
February 2017
private placement at an exercise price of
$0.35
per Unit, and
600
Units sold in our
October 2017
private placement at an exercise price of
$100
per Unit.